CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors High Income Fund, Inc. (1933 Act File No. 2-63643; 1940 Act File No. 811-2907) ("Registrant") hereby certifies (a) that the form of Statement of Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 31 ("Amendment No. 31") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 31 was filed electronically.


                              WADDELL & REED ADVISORS
                              HIGH INCOME FUND, INC.


Dated: July 7, 2000      By:  /s/Kristen A. Richards
                              ----------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel